Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Feb. 10, 2020	Jan. 09, 2020	Feb. 17, 2020
Subsequent Events (Textual)
Description of subsequent events			The Company issued an aggregate of 20,250,000 ordinary shares represented by 675,000 ADSs, at a price of $1.50 per ADS for gross proceeds of $1,012.
Amount per indication			$ 200
ADS [Member] | Exercise Agreements [Member]
Subsequent Events (Textual)
Sale of american depositary share		742,618
Warrants to purchase shares		22,278,540
Warrant exercise price		$ 3.45
Description of agreement		The Company entered into warrant exercise agreements (the "Exercise Agreements") with several accredited investors who are the holders (the "Holders") of certain warrants (the "Public Warrants") to purchase the Company's ordinary shares, par value NIS 0.25 per share (the "Ordinary Shares"), represented by American Depositary Shares ("ADSs"), pursuant to which the Holders agreed to exercise in cash their Public Warrants to purchase up to an aggregate of 22,278,540 Ordinary Shares represented by 742,618 ADSs having exercise prices ranging from USD 12.90 to USD 78.75 per ADS issued by the Company, at a reduced exercise price of USD 3.25 per ADS, for gross proceeds to the Company of approximately USD 2,400, prior to deducting placement agent fees and estimated offering expenses.
Description of subsequent events		Pursuant to an Engagement Agreement dated January 8, 2020 (the "Engagement Agreement"), the Company agreed to pay the Placement Agent a cash placement fee equal to 7.0% of the aggregate number of ADSs placed in the offering, plus a non-accountable expense allowance of USD 35. In addition, the Company agreed to issue to the Placement Agent warrants exercisable for 7.0% of the aggregate number of ADSs placed in the offering, on the same terms as the Private Placement Warrants (the "Wainwright Warrants").
ADS [Member] | Securities Purchase Agreement [Member]
Subsequent Events (Textual)
Net proceeds from offerings	$ 4,200
Description of agreement	(i) 1,825,000 units (the "Units"), each Unit consisting of one American Depositary Share, representing thirty ordinary shares of the Company, par value NIS 0.25 (each, an "ADS"), and one warrant to purchase one ADS (the "Warrant"), at a price of USD 1.50 per Unit, and (ii) 1,508,334 pre-funded units (the "Pre-funded Units") each Pre-funded Unit consisting of one pre-funded warrant to purchase one ADS (the "Pre-funded Warrant") and one Warrant, at a price of USD 1.49 per Pre-funded Unit. The offering of the Units and Pre-funded Units (the "Offering") closed on February 12, 2020.
Description of subsequent events	The Company paid H.C. Wainwright & Co., LLC (the "Placement Agent") a cash placement fee equal to 7.5% of the gross proceeds raised in the offering, a management fee equal to 1% of the gross proceeds raised in the Offering, a payment for nonaccountable expenses of $50, a reimbursement for legal fees and expenses of USD 100, and USD 12.9 for closing fees. The Placement Agent also received compensation warrants (the "Placement Agent Warrants") exercisable for up to 250,000 ADSs at an exercise price of USD 1.875 per ADS expiring on February 10, 2025.